S000003468 [Member] Shareholder Fees	Mar. 31, 2026 USD ($)
Sit Minnesota Tax-Free Income Fund | Sit Minnesota Tax-Free Income Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0